Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2015	Jul. 31, 2015	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			5,806,280
Warrant Issuance Exercise Price Description			share or warrant issuance at less than $0.18945 price share or exercise price per share
Liability Related To Stock Options and Warrants			$ 14,715,371	$ 16,396,158
Stock Options And Warrants Fair Value Disclosure			14,616,664
Debt Instrument, Unamortized Discount	$ 3,000,000
Interest Expense, Other	3,000,000
Financing Interest Expense				23,000,000
Derivative Liability, Fair Value, Gross Liability			586,434	685,141
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability, Fair Value, Gross Liability			98,707
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding		15.00%
Liability Related To Stock Options and Warrants	$ 26,000,000
Stock Options And Warrants Fair Value Disclosure			$ 1,094,353	$ 15,711,017
Short-term Debt		$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		15.00%